TAXATION - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets and liabilities
Net deferred tax	$ (22,421,125)	$ (14,164,930)	$ (17,358,162)	$ (7,990,121)
Deferred tax asset
Deferred tax assets and liabilities
Total deferred tax assets	5,963,588	4,535,752	3,743,709	5,601,821
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Total deferred tax assets	3,226,305	2,362,657	2,663,813	3,638,269
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Total deferred tax assets	89,574	41,183	32,062	35,944
Trade receivables
Deferred tax assets and liabilities
Total deferred tax assets	609,913	1,068,054	374,425	462,756
Royalties
Deferred tax assets and liabilities
Total deferred tax assets	485,426	245,140
Right-of-use leased assets
Deferred tax assets and liabilities
Total deferred tax assets		5,424
Government grants
Deferred tax assets and liabilities
Total deferred tax assets			2,649	9,360
Others
Deferred tax assets and liabilities
Total deferred tax assets	1,552,370	813,294	670,760	359,073
Deferred tax liability
Deferred tax assets and liabilities
Total deferred tax liabilities	(28,384,713)	(18,700,682)	(21,101,871)	(13,591,942)
Intangibles assets
Deferred tax assets and liabilities
Total deferred tax liabilities	(10,624,621)	(6,839,112)	(9,458,239)	(5,071,808)
Property, plant and equipment depreciation
Deferred tax assets and liabilities
Total deferred tax liabilities	(12,632,296)	(9,365,882)	(9,618,648)	(8,497,756)
Borrowings
Deferred tax assets and liabilities
Total deferred tax liabilities		(7,930)	(13,170)	(19,372)
Inflation tax adjustment
Deferred tax assets and liabilities
Total deferred tax liabilities	(2,682,172)	(2,032,078)	(1,706,092)
Allowances
Deferred tax assets and liabilities
Total deferred tax liabilities	(78,076)	(209,490)	(152,159)
Inventories
Deferred tax assets and liabilities
Total deferred tax liabilities	(1,821,524)	(237,258)	$ (153,563)
Biological assets
Deferred tax assets and liabilities
Total deferred tax liabilities	(229,296)
Government grants
Deferred tax assets and liabilities
Total deferred tax liabilities	(3,179)	(3,939)
Others financial assets
Deferred tax assets and liabilities
Total deferred tax liabilities	(276,800)
Right-of-use leased asset
Deferred tax assets and liabilities
Total deferred tax liabilities	(32,651)
Others
Deferred tax assets and liabilities
Total deferred tax liabilities	$ (4,098)	$ (4,993)		$ (297)